UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21033

        Nuveen Connecticut Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Connecticut Dividend Advantage Municipal Fund 2 (NGK)
	August 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 2.9% (1.9% of Total Investments)
$ 250	Guam Economic Development Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001B,	5/11 at 100.00	Baa3	$239,818
	5.500%, 5/15/41
755	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	708,024
	Series 2002, 5.375%, 5/15/33

1,005	Total Consumer Staples			947,842

	Education and Civic Organizations – 17.8% (11.9% of Total Investments)
500	Connecticut Health and Education Facilities Authority, University of Hartford Revenue Bonds,	7/16 at 100.00	AA	486,925
	Series 2006G, 5.250%, 7/01/36 – RAAI Insured
100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School,	7/16 at 100.00	AA	93,350
	Series 2006B, 5.000%, 7/01/36 – RAAI Insured
95	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University,	7/08 at 102.00	AAA	96,606
	Series 1998H, 5.000%, 7/01/23 – MBIA Insured
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hopkins School, Series	7/08 at 101.00	AAA	509,405
	1998A, 5.000%, 7/01/20 – AMBAC Insured
215	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Kent School, Series	1/15 at 100.00	Aaa	229,029
	2004D, 5.000%, 7/01/15 – MBIA Insured
310	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	No Opt. Call	Aaa	337,674
	Series 2005F, 5.250%, 7/01/19 – AMBAC Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of
	Hartford, Series 2002E:
590	5.500%, 7/01/22 – RAAI Insured	7/12 at 101.00	AA	625,500
1,000	5.250%, 7/01/32 – RAAI Insured	7/12 at 101.00	AA	982,220
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/09 at 100.00	AAA	1,018,050
	Series 2002W, 5.125%, 7/01/27
135	Connecticut State Health and Educational Facilities Authority, Revenue Bonds, Chase Collegiate	7/17 at 100.00	AA	130,538
	School, Series 2007A, 5.000%, 7/01/27 – RAAI Insured
	University of Connecticut, General Obligation Bonds, Series 2006A:
450	5.000%, 2/15/19 – FGIC Insured	2/16 at 100.00	AAA	476,838
490	5.000%, 2/15/23 – FGIC Insured	2/16 at 100.00	AAA	512,148
500	University of Connecticut, Student Fee Revenue Refunding Bonds, Series 2002A, 5.250%,	11/12 at 101.00	AAA	527,380
	11/15/22 – FGIC Insured

5,885	Total Education and Civic Organizations			6,025,663

	Health Care – 12.7% (8.5% of Total Investments)
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut
	Health Network, Series 2000A:
20	6.125%, 7/01/20 – RAAI Insured	7/10 at 101.00	AA	21,165
65	6.000%, 7/01/25 – RAAI Insured	7/10 at 101.00	AA	68,570
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital,
	Series 2005B:
300	5.000%, 7/01/20 – RAAI Insured	7/15 at 100.00	Aa3	300,945
300	5.000%, 7/01/23 – RAAI Insured	7/15 at 100.00	Aa3	297,390
170	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital For Special	7/17 at 100.00	AA	166,977
	Care, Series 2007C, 5.250%, 7/01/32 – RAAI Insured
1,190	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital,	7/16 at 100.00	Aaa	1,214,193
	Series 2006, 5.000%, 7/01/32 – FSA Insured
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, St. Francis Hospital	7/12 at 101.00	AA	990,640
	and Medical Center, Series 2002D, 5.000%, 7/01/22 – RAAI Insured
25	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital,	7/09 at 101.00	Aaa	25,685
	Series 1999G, 5.000%, 7/01/18 – MBIA Insured
1,170	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven	7/16 at 100.00	AAA	1,195,483
	Hospital, Series 2006J-1, 5.000%, 7/01/31 – AMBAC Insured

4,240	Total Health Care			4,281,048

	Housing/Multifamily – 2.9% (1.9% of Total Investments)
500	Connecticut Housing Finance Authority, Multifamily Housing Mortgage Finance Program Bonds,	11/15 at 100.00	AAA	478,450
	Series 2006G-2, 4.800%, 11/15/27 (Alternative Minimum Tax)
500	Stamford Housing Authority, Connecticut, Multifamily Housing Revenue Bonds, Fairfield	No Opt. Call	A–	503,450
	Apartments, Series 1998, 4.750%, 12/01/28 (Mandatory put 12/01/08) (Alternative Minimum Tax)

1,000	Total Housing/Multifamily			981,900

	Housing/Single Family – 4.3% (2.9% of Total Investments)
250	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2001C,	11/10 at 100.00	AAA	250,815
	5.450%, 11/15/43 (Alternative Minimum Tax)
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006-A1:
305	4.700%, 11/15/26 (Alternative Minimum Tax)	11/15 at 100.00	AAA	289,613
330	4.800%, 11/15/31 (Alternative Minimum Tax)	11/15 at 100.00	AAA	312,569
600	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006D,	5/16 at 100.00	AAA	590,460
	4.650%, 11/15/27

1,485	Total Housing/Single Family			1,443,457

	Industrials – 3.0% (2.0% of Total Investments)
1,000	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of	12/11 at 102.00	Baa2	1,021,090
	Southeastern Connecticut LP, Series 1998A-II, 5.500%, 11/15/15 (Alternative Minimum Tax)

	Long-Term Care – 4.0% (2.7% of Total Investments)
320	Connecticut Development Authority, First Mortgage Gross Revenue Healthcare Bonds, Elim Park	12/11 at 102.00	BBB+	326,781
	Baptist Home Inc., Series 2003, 5.750%, 12/01/23
325	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds,	10/07 at 102.00	BBB–	334,110
	Church Homes Inc. – Congregational Avery Heights, Series 1997, 5.700%, 4/01/12
450	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Village for Families	7/12 at 101.00	AAA	467,672
	and Children Inc., Series 2002A, 5.000%, 7/01/19 – AMBAC Insured
250	Connecticut State Development Authority, Health Facilities Revenue Bonds, Alzheimer’s Resource	8/17 at 100.00	N/R	238,635
	Center of Connecticut, Inc., Series 2007, 5.500%, 8/15/27

1,345	Total Long-Term Care			1,367,198

	Tax Obligation/General – 23.0% (15.3% of Total Investments)
500	Connecticut State, General Obligation Bonds, Series 2007B, 5.000%, 5/01/16	No Opt. Call	AA	536,970
600	Connecticut, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24	12/16 at 100.00	AA	612,846
400	Connecticut, General Obligation Bonds, Series 2006C, 5.000%, 6/01/23 – FSA Insured	6/16 at 100.00	AAA	417,692
	Farmington, Connecticut, General Obligation Bonds, Series 2002:
1,000	5.000%, 9/15/20	9/12 at 101.00	Aa1	1,048,030
1,450	5.000%, 9/15/21	9/12 at 101.00	Aa1	1,510,161
1,305	Hartford County Metropolitan District, Connecticut, General Obligation Bonds, Series 2002,	4/12 at 101.00	AA+	1,354,042
	5.000%, 4/01/22
	Hartford, Connecticut, General Obligation Bonds, Series 2005A:
360	5.000%, 8/01/21 – FSA Insured	8/15 at 100.00	AAA	374,980
240	4.375%, 8/01/24 – FSA Insured	8/15 at 100.00	AAA	233,638
650	New Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 11/01/17 – AMBAC Insured	11/16 at 100.00	AAA	697,268
400	Suffield, Connecticut, General Obligation Bonds, Series 2005, 5.000%, 6/15/21	No Opt. Call	AA	429,088
500	West Hartford, Connecticut, General Obligation Bonds, Series 2005B, 5.000%, 10/01/17	10/15 at 100.00	AAA	535,405

7,405	Total Tax Obligation/General			7,750,120

	Tax Obligation/Limited – 12.5% (8.4% of Total Investments)
500	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue	7/16 at 100.00	AAA	505,125
	Bonds, Series 2006F, 5.000%, 7/01/36 – AGC Insured
500	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2001B,	10/11 at 100.00	AAA	529,760
	5.375%, 10/01/13 – FSA Insured
1,625	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002A,	7/12 at 100.00	AAA	1,725,523
	5.375%, 7/01/20 – FSA Insured
500	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	AAA	543,290
	7/01/31 – AMBAC Insured
430	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	AAA	125,104
	0.000%, 7/01/32 – FGIC Insured
750	Puerto Rico Municipal Finance Agency, Series 2005C, 5.000%, 8/01/16 – FSA Insured	8/15 at 100.00	AAA	802,695

4,305	Total Tax Obligation/Limited			4,231,497

	Transportation – 6.4% (4.3% of Total Investments)
1,950	New Haven, Connecticut, Revenue Refunding Bonds, Air Rights Parking Facility, Series 2002,	No Opt. Call	AAA	2,146,346
	5.375%, 12/01/15 – AMBAC Insured

	U.S. Guaranteed – 45.9% (30.7% of Total Investments) (4)
2,250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	11/11 at 100.00	AAA	2,365,871
	University System, Series 2002D-2, 5.000%, 11/01/21 (Pre-refunded 11/01/11) – FSA Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut
	Health Network, Series 2000A:
100	6.125%, 7/01/20 (Pre-refunded 7/01/10) – RAAI Insured	7/10 at 101.00	AA (4)	107,375
30	6.125%, 7/01/20 (Pre-refunded 7/01/10) – RAAI Insured	7/10 at 101.00	N/R (4)	32,196
130	6.000%, 7/01/25 (Pre-refunded 7/01/10) – RAAI Insured	7/10 at 101.00	AA (4)	139,155
5	6.000%, 7/01/25 (Pre-refunded 7/01/10) – RAAI Insured	7/10 at 101.00	N/R (4)	5,349
400	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Greenwich Academy,	3/11 at 101.00	AAA	421,048
	Series 2001B, 5.000%, 3/01/32 (Pre-refunded 3/01/11) – FSA Insured
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	7/11 at 101.00	A2 (4)	1,064,850
	Series 2001D, 5.250%, 7/01/31 (Pre-refunded 7/01/11)
2,105	Fairfield, Connecticut, General Obligation Bonds, Series 2002A, 5.000%, 4/01/16	4/12 at 100.00	AAA	2,224,332
	(Pre-refunded 4/01/12)
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29	7/10 at 101.00	AAA	1,053,470
	(Pre-refunded 7/01/10) – FSA Insured
	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
1,000	5.500%, 10/01/32	10/10 at 101.00	AAA	1,050,580
2,000	5.500%, 10/01/40	10/10 at 101.00	AAA	2,098,780
	Regional School District 8, Andover, Hebron and Marlborough, Connecticut, General Obligation
	Bonds, Series 2002:
1,390	5.000%, 5/01/20 (Pre-refunded 5/01/11) – FSA Insured	5/11 at 101.00	Aaa	1,465,574
1,535	5.000%, 5/01/22 (Pre-refunded 5/01/11) – FSA Insured	5/11 at 101.00	Aaa	1,618,458
1,230	University of Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/01/19	4/12 at 100.00	AA (4)	1,319,027
	(Pre-refunded 4/01/12)
500	Waterbury, Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/01/17 (Pre-refunded	4/12 at 100.00	AAA	536,190
	4/01/12) – FSA Insured

14,675	Total U.S. Guaranteed			15,502,255

	Utilities – 3.8% (2.5% of Total Investments)
500	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut	10/08 at 102.00	Baa1	514,660
	Light and Power Company, Series 1993A, 5.850%, 9/01/28
	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator
	Lisbon Project, Series 1993A:
250	5.500%, 1/01/15 (Alternative Minimum Tax)	11/07 at 100.00	BBB	250,098
510	5.500%, 1/01/20 (Alternative Minimum Tax)	11/07 at 100.00	BBB	510,199

1,260	Total Utilities			1,274,957

	Water and Sewer – 10.4% (7.0% of Total Investments)
70	Connecticut Development Authority, Water Facilities Revenue Bonds, Bridgeport Hydraulic	9/07 at 101.00	Aaa	70,808
	Company, Series 1996, 6.000%, 9/01/36 – AMBAC Insured (Alternative Minimum Tax)
785	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA	831,865
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System
	Revenue Bonds, Series 2005A:
690	5.000%, 11/15/30 – MBIA Insured	11/15 at 100.00	AAA	707,926
320	5.000%, 8/15/35 – MBIA Insured	11/15 at 100.00	AAA	327,216
130	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005,	7/15 at 100.00	Ba2	134,039
	6.000%, 7/01/25
	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth
	Series 2003A:
750	5.000%, 8/01/20 – MBIA Insured	8/13 at 100.00	AAA	779,925
660	5.000%, 8/01/33 – MBIA Insured	8/13 at 100.00	AAA	674,711

3,405	Total Water and Sewer			3,526,490

$ 48,960	Total Investments (cost $49,455,841) – 149.6%			50,499,863

	Other Assets Less Liabilities – 2.2%			760,454

	Preferred Shares, at Liquidation Value – (51.8)%			(17,500,000)

	Net Assets Applicable to Common Shares – 100%			$33,760,317

Forward Swaps outstanding at August 31, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (5)	Date	(Depreciation)

JPMorgan	$ 750,000	Pay	3-Month USD-LIBOR	5.388%	Semi-Annually	4/25/08	4/25/35	$ (6,410)
Morgan Stanley	1,000,000	Pay	3-Month USD-LIBOR	5.559	Semi-Annually	4/23/08	4/23/23	19,022
Royal Bank
of Canada	2,200,000	Pay	SIFM	4.335	Quarterly	8/06/08	8/06/37	46,510

								$ 59,122

USD-LIBOR (United States Dollar – London Inter-Bank Offered Rate)
SIFM – The daily arithmetic average of the weekly SIFM (Securities Industry and Financial Markets) Municipal Swap Index.

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard &
Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2007, the cost of investments was $49,582,733.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2007, were as follows:

Gross unrealized:
Appreciation	$1,462,638
Depreciation	(545,508)

Net unrealized appreciation (depreciation) of investments	$ 917,130

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Connecticut Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         October 30, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        October 30, 2007

* Print the name and title of each signing officer under his or her signature.